Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax provision:
Federal
State	2	2	2
Deferred tax provision:
Federal
State	$ 2	$ 2	$ 2